SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL
Schedule of warrants outstanding

	Exercise		December 31,						December 31,
Expiry date	price		2022		Exercised		Expired		2023
December 18, 2026	C$	3.00		29,545,000		(1,291,800)		—		28,253,200

Weighted average exercise price			C$	3.00	C$	3.00	C$	—	C$	3.00